Future Impact of Recently Issued Accounting Standards not yet in Effect	12 Months Ended
Dec. 31, 2023
Recently Issued Accounting Standards Not Yet in Effect [Abstract]
Future Impact of Recently Issued Accounting Standards not yet in Effect	Future Impact of Recently Issued Accounting Standards not yet in Effect
The Company has not applied the following standards, amendments and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements are disclosed below. The Company intends to adopt these standards, if applicable when they become effective.
Classification of Liabilities as Current or Non-current - Amendments to IAS 1
In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments clarify:
•What is meant by a right to defer settlement
•That a right to defer must exist at the end of the reporting period
•That classification is unaffected by the likelihood that an entity will exercise its deferral right
•That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification
The amendments are effective for annual reporting periods beginning on or after January 1, 2024 and must be applied retrospectively. The Company is currently assessing the impact the amendments will have on current practice and whether existing loan agreements may require renegotiation.
Lease Liability in a Sale and Leaseback - Amendments to IFRS 16
The amendments to IFRS 16 specify the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right-of-use it retains. The amendments are applied retrospectively for annual periods beginning on or after January 1, 2024. Early application is permitted. The Company is currently assessing the impact the amendments will have on current practice.
The Enhancement and Standardization of Climate-Related Disclosures for Investors
On March 6, 2024, the Securities and Exchange Commission (SEC) issued the final rule on The Enhancement and Standardization of Climate-Related Disclosures for Investors. This rule mandates the disclosure of information regarding a registrant’s climate-related risks that have materially impacted or are reasonably likely to have a material impact on, its business strategy, results of operations, or financial condition. The Company is currently assessing the impact of this rule for disclosure to investors.